Summary of significant accounting policies (Policies)	12 Months Ended
Mar. 31, 2018
Disclosure Of Significant Accounting Policies [Abstract]
Overall considerations
6.1	Overall considerations

The consolidated financial statements have been prepared on a going concern basis. The significant accounting policies that have been used in the preparation of these consolidated financial statements are summarized below.

All assets and liabilities have been classified as current or non-current as per the Group’s normal operating cycle. Based on the nature of products and the time between the acquisition of assets for processing and their realization in cash and cash equivalents, the Company has ascertained its operating cycle as 12 months for the purpose of current - non-current classification of assets and liabilities.

Basis of consolidation
6.2	Basis of consolidation

The Group's subsidiaries are those entities which it directly or indirectly controls. Control over an entity is evidenced by the Group's ability to exercise its power in order to affect any variable returns that the Group is exposed to through its involvement with the entity.

When assessing whether to consolidate an entity, the Group evaluates a range of control factors, namely:

•	the purpose and design of the entity
•	the relevant activities and how these are determined
•	whether the Group's rights result in the ability to direct the relevant activities
•	whether the Group has exposure or rights to variable returns
•	whether the Group has the ability to use its power to affect the amount of its returns

Subsidiaries are consolidated from the date on which control is transferred to the Group and are deconsolidated from the date that control ceases.

The Group reassesses the consolidation status when any changes in the structure lead to a change in one or more of the control factors.

All intercompany transactions, balances and unrealized gains on transactions between Group companies are eliminated on consolidation.

Consistent accounting policies are applied throughout the Group for the purposes of consolidation. Issuances of a subsidiary's stock to third parties are treated as non-controlling interests. Profit or loss attributable to non-controlling interests are reported separately in the consolidated statements of profit or loss and consolidated statements of comprehensive income.

Business combinations
6.3	Business combinations

The Group uses the acquisition method to account for business combinations. At the date, the Group obtains control of the subsidiary, the cost of an acquisition is measured at the fair value of the consideration given, including any cash or non-cash consideration (equity instruments) transferred any contingent consideration, any previously held equity interest in the acquiree and liabilities incurred or assumed. The excess of the aggregate of the cost of an acquisition and any non-controlling interests in the acquiree over the Group’s share of the fair value of the identifiable net assets acquired is recorded as goodwill. If the aggregate of the acquisition cost and any non-controlling interests is below the fair value of the identifiable net assets (negative goodwill), a gain is reported in other income. Acquisition-related costs are recognized as expenses in the period in which they are incurred.

Non-controlling interests are shown in the consolidated balance sheet as a separate component of equity, which is distinct from the Group’s shareholders’ equity. The net income attributable to of non-controlling interests is separately disclosed on the face of the consolidated statement of income. Changes in the ownership interest in subsidiaries which do not result in a change of control are treated as transactions between equity holders and are reported in equity.

Foreign currency
6.4	Foreign currency

Our consolidated financial statements are presented in U.S. dollars which is the functional currency of ANFI. The functional currencies of APFPL and Amira Dubai, through which we conduct most of our operations, are Indian Rupees and United Arab Emirates Dirham (AED), respectively. The functional currencies of ANFI, APFPL, Amira Dubai and our other subsidiaries have been determined on the basis of the primary economic environment in which each of them operates.

A currency other than the functional currency of the entities is a foreign currency. Foreign currency transactions are translated into the functional currency of each respective entity, using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated at the rate of exchange on the date of the statement of financial position. Foreign exchange gains and losses resulting from the settlement of such transactions and from the re-measurement of monetary items at year-end exchange rates are recognized in the consolidated statements of profit or loss. Non-monetary items measured at historical cost are translated using the exchange rates at the date of the transaction.

For purposes of our consolidated financial statements, all assets, liabilities and transactions of our subsidiaries with a functional currency other than the U.S. dollar (our presentation currency) are translated into U.S. dollars upon consolidation.

On consolidation, assets and liabilities have been translated into the U.S. dollar at the closing rate at the statement of financial position date. Income and expenses have been translated into the presentation currency at the average rate over the reporting period. Exchange differences are recognized in equity as “Currency translation reserve”.

Revenue
6.5	Revenue

Sale of basmati rice and other food products

The Group recognizes revenue when the amount of revenue can be reliably measured; it is probable that future economic benefits will flow to the Group. Revenues are measured at the fair value of the consideration received or receivable, net of discounts, rebates, outgoing sales taxes, and other indirect taxes. Revenues are recognized when all significant risks and rewards of ownership of the goods are transferred to the customer and delivery has occurred as per the contractual terms.

Interest and dividend income

Interest income is reported on an accrual basis using the effective interest method. Dividend income is recognized at the time the right to receive payment is established.

Cost of materials
6.6	Cost of materials
Cost of materials includes purchase of raw materials and change in raw materials.
Inventories
6.7	Inventories

Inventory is valued at the lower of cost and net realizable value. Net realizable value is the estimated selling price in the ordinary course of business less estimated cost of completion and selling expenses.

Paddy (classified under raw materials) and rice (classified under finished goods) are stored for a substantial period of time (approximately 10 months to 12 months) for natural ageing necessary to bring these inventories to their intended quality.

Raw materials, stores and spares, packaging materials and purchased finished goods

Raw materials costs are comprised of purchase price and expenses incurred to bring inventory to its present location and related taxes net of tax credits available, if any. Cost of such closing inventory is determined on a first in first out basis (and includes storage costs and borrowing costs as paddy is required to be stored for a substantial period of time for Basmati’s natural ageing process).

Finished goods

Finished goods include cost of direct materials and manufacturing expenses incurred to bring inventories to their present location and condition. Cost of finished goods is determined using the weighted average method. Cost of closing inventory includes interest expense (borrowing costs) as Basmati rice is required to be stored for a substantial period of time for the natural ageing process to occur.

Goodwill
6.8	Goodwill

Goodwill arising on an acquisition of a business is carried at cost as established at the date of acquisition of the business less accumulated impairment losses, if any.

For the purposes of impairment testing, goodwill is allocated to each of the Group's cash-generating units that is expected to benefit from the synergies of the combination.

A cash-generating unit to which goodwill has been allocated is tested for impairment annually, or more frequently when there is indication that the unit may be impaired. If the recoverable amount of the cash-generating unit is less than its carrying amount, the impairment loss is allocated first to reduce the carrying amount of any goodwill allocated to the unit and then to the other assets of the unit pro rata based on the carrying amount of each asset in the unit. Any impairment loss for goodwill is recognized directly in profit or loss. An impairment loss recognized for goodwill is not reversed in subsequent periods.

On disposal of the relevant cash-generating unit, the attributable amount of goodwill is included in the determination of the profit or loss on disposal.

Other intangible assets
6.9	Other intangible assets

Other intangible assets including those acquired in a business combination are stated at cost of acquisition, less accumulated amortization and impairments, if any. Indefinite life intangible assets are stated at cost less accumulated impairment, if any.

Intangible assets are amortized on straight-line basis over their estimated useful lives.

Management's estimate of the useful life of trademarks registration fees, software licenses, favorable lease and customer relationships is 10, 3, 5 and 12 years, respectively. Acquired brand has indefinite useful life and tested for impairment annually or more frequently when there is indication that such asset may be impaired.

Property, plant and equipment
6.10	Property, plant and equipment

Property, plant and equipment are stated at cost of acquisition less accumulated depreciation and accumulated impairment, if any.

An item of property, plant and equipment is no longer recognized upon disposal or when no future economic benefits are expected from its use. Any resulting gain or loss (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the consolidated statements of profit or loss within "Other income" in the year the asset is derecognized.

The assets residual values, useful lives and methods are reviewed by management, and adjusted if appropriate, at each reporting date.

Property, plant and equipment are depreciated using the straight line method over the useful life of asset as estimated by management. The estimated useful lives are as follows:

Buildings	5-25 years
Plant and machinery – includes storage equipment, pollution and fire control equipment	3-20 years
Plant and machinery – includes laboratory equipment, weighing equipment, electrical fittings & packing and generator & boiler	3-10 years
Office equipment	3-6 years
Furniture and fixtures	3-5 years
Vehicles	5 years

Freehold land is not a depreciable asset.

Depreciation is not recorded on capital work in progress until construction and installation are complete and the asset is ready for its intended use. Capital advances are included in capital work in progress.

Impairment testing of property, plant and equipment and intangible assets other than goodwill and indefinite life intangible assets
6.11	(A) Impairment testing of property, plant and equipment and intangible assets other than goodwill and indefinite life intangible assets

At the end of each reporting period the Group reviews the carrying amounts of tangible and intangible assets to determine whether there is any indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss, if any. The Group estimates the recoverable amount of the cash-generating unit to which the asset belongs.

An impairment loss is recognized for the amount by which the asset's or cash-generating unit's carrying amount exceeds its recoverable amount. Recoverable amount is the higher of fair value less costs to sell and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted.

When an impairment loss subsequently reverses, the carrying amount of the asset is increased to the revised estimate of its recoverable amount, but so that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset in prior years.

Leases
6.12	Leases

Operating leases are considered to be leases where substantial risks and rewards related to ownership of the leased asset are retained with the lessor. Payments on operating lease agreements are recognized as an expense on a straight-line basis over the lease term. Associated costs, such as maintenance and insurance, are expensed as incurred.

Debt costs
6.13	Debt costs

Debt costs primarily comprise interest on our debt. Debt costs directly attributable to the acquisition, construction or production of a qualifying asset are capitalized during the period of time that is necessary to complete and prepare the asset for its intended use or sale.

Advertising and business promotion expenses
6.14	Advertising and business promotion expenses

Advertising and business promotion expenses classified under “Other expenses”, which primarily includes hoarding cost, exhibition cost, publicity cost and cost of other promotional activities. Advertising and business promotion expenses are recognized in profit or loss as and when incurred.

Financial assets and financial liabilities
6.15	Financial assets and financial liabilities

Financial assets and financial liabilities are recognized when the Group becomes a party to the contractual provisions of the financial instrument.

Financial assets are derecognized when the contractual rights to the cash flows from the financial asset expire, or when the financial asset and all substantial risks and rewards are transferred.

A financial liability is derecognized when it is extinguished, discharged, cancelled or expires.

Financial assets and financial liabilities are measured initially at fair value plus transactions costs, except for financial assets and financial liabilities carried at fair value through profit or loss, which are measured initially at fair value.

Financial assets and financial liabilities are measured subsequently as described below.

Financial assets

On initial recognition, the Group’s financial assets are classified into the loans and receivables and available for sales.

Loans and receivables

Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. After initial recognition these are measured at amortized cost using the effective interest method, less provision for impairment. The Group's cash and cash equivalents, trade receivables, term and other deposits and other receivables fall into this category of financial instruments.

Cash and cash equivalents

Cash and cash equivalents consist of cash in hand and balance held with banks including deposits. Cash and cash equivalents are unrestricted as to withdrawal or usage.

Available for sale financial assets (referred to as AFS)

Available for sale financial assets are non-derivative financial assets that are either designated to this category or do not qualify for inclusion in any of the other categories of financial assets. The Group's available for sale financial assets include investments in listed securities and mutual funds in India.

Available for sale financial assets are measured at fair value. Gains and losses are recognized in the consolidated statement of other comprehensive income and reported within the available for sale reserve within equity. When the asset is disposed of or is determined to be impaired, the cumulative gain or loss recognized in the consolidated statement of other comprehensive income is reclassified from the equity reserve to the consolidated statement of profit or loss account.

Financial liabilities

The Group's financial liabilities include debt, trade payables and other financial liabilities. Financial liabilities are measured subsequently at amortized cost using the effective interest method except for derivative financial liabilities.

Equity instruments

An equity instrument is any contract that evidences a residual interest in the assets of an entity after deducting all of its liabilities. Equity instruments issued are recognized at the proceeds received net of direct issue costs.

Impairment of financial assets

Financial assets are assessed for indicators of impairment at the end of each reporting period. Financial assets are considered to be impaired when there is objective evidence that, as a result of one or more events that occurred after the initial recognition of the financial asset, the estimated future cash flows of the financial assets have been affected.

For financial assets carried at amortized cost, the amount of the impairment loss recognized is the difference between the asset's carrying amount and the present value of estimated future cash flows, discounted at the financial asset's original effective interest rate.

The carrying amount of the financial asset is reduced by the impairment loss directly for all financial assets with the exception of trade receivables and other receivables, where the carrying amount is reduced through the use of an allowance account. When a trade receivable is considered uncollectible, it is written off against the allowance account. Subsequent recoveries of amounts previously written off are credited against the allowance account. Changes in the carrying amount of the allowance account are recognized in profit or loss.

When an AFS financial asset is considered to be impaired, cumulative gains or losses previously recognized in other comprehensive income are reclassified to profit or loss in the period.

For financial assets measured at amortized cost, if, in a subsequent period, the amount of the impairment loss decreases and the decrease can be related objectively to an event occurring after the impairment was recognized, the previously recognized impairment loss is reversed through profit or loss to the extent that the carrying amount of the investment at the date the impairment is reversed does not exceed what the amortized cost would have been had the impairment not been recognized.

In respect of AFS equity securities, impairment losses previously recognized in profit or loss are not reversed through profit or loss. Any increase in fair value subsequent to an impairment loss is recognized in other comprehensive income and accumulated under the heading of “Reserve for available for sale financial assets”.

Derivatives
6.16	Derivatives

Derivatives are initially recognized at fair value and subsequently re-measured to their fair value at the end of each reporting period. The resulting gain or loss is recognized in profit or loss immediately unless the derivative is designated and effective as a hedging instrument in which event the timing of the subsequent recognition in profit or loss depends on the nature of the hedge relationship.

Cash flow hedges
6.17	Cash flow hedges

The Group designates forward currency derivative contracts in respect of foreign currency risk, as cash flow hedges. Hedges of foreign exchange risk on highly probable forecasted sales are accounted for as cash flow hedges.

At the inception of the hedge relationship, the Group documents the relationship between the hedging instrument and the hedged item, along with its risk management objectives and its strategy for undertaking various hedge transactions. Furthermore, at the inception of the hedge and on an ongoing basis, the Group documents whether the hedging instrument is highly effective in offsetting changes in cash flows of the hedged item attributable to the hedged risk.

Gain/ loss arising due to change in fair value of forward currency derivative contracts not designated as cash flow hedges are recognized in the consolidated statements of profit or loss under “Other gains and (losses)”.

The effective portion of changes in the fair value of derivatives that are designated and qualify as cash flow hedges is recognized in other comprehensive income and accumulated under the heading of cash flow hedging reserve. The gain or loss relating to the ineffective portion is recognized immediately in the consolidated statements of profit or loss, and is included under “Other gains and (losses)”.

Amounts previously recognized in other comprehensive income and accumulated in equity are reclassified to the consolidated statements of profit or loss in the periods when the hedged item is recognized in consolidated statements of profit or loss, and is included under “Other gains and (losses)”.

Hedge accounting is discontinued when the Group revokes the hedging relationship, when the hedging instrument expires or is sold, terminated, or exercised, or when it no longer qualifies for hedge accounting. Any gain or loss recognized in other comprehensive income and accumulated in equity at that time remains in equity and is recognized when the forecast transaction is ultimately recognized in consolidated statements of profit or loss. When a forecast transaction is no longer expected to occur, the gain or loss accumulated in equity is recognized immediately in the consolidated statements of profit or loss, and is included under “Other gains and (losses)”.

Share-based compensation
6.18	Share-based compensation

The fair value of share-based payment awards granted to employees/directors as of grant date is recognized as employee benefit expenses, with a corresponding increase in equity, over the period that the employees unconditionally become entitled to the awards. The amount recognized as an expense is adjusted to reflect the number of awards for which the related service conditions are expected to be met, such that the amount ultimately recognized as an expense is based on the number of awards that do meet the related service and non-market vesting conditions at the vesting date. The increase in equity recognized in connection with a share-based compensation transaction is presented in “Share-based compensation reserve”. At the time of issue of respective shares, the corresponding share-based compensation reserve is reclassified to share capital and share premium.

The share options granted by the Group to its employees/directors are valued with respect to the fair values of the equity instruments granted, using appropriate option pricing models.

Income taxes
6.19	Income taxes

Income tax comprises current tax and deferred tax. Income tax is recognized in the consolidated statements of profit or loss except where it relates to items that are recognized in the consolidated statements of other comprehensive income or directly in equity in which case the related income tax is recognized in the consolidated statements of other comprehensive income or equity, respectively. The basis for computation of current tax and deferred tax is described below.

Current tax

Calculation of current tax is based on tax rates applicable for the respective years in respective tax jurisdictions and is calculated using tax rates that have been enacted or substantively enacted by the end of the reporting period. Current income tax assets and/or liabilities comprises those obligations to, or claims from, fiscal authorities relating to the current or prior reporting periods, that are unpaid/un-recovered at the reporting date. Current tax is payable on taxable profit, which differs from the consolidated statements of profit or loss.

Deferred tax

Deferred income tax is calculated using the balance sheet method on temporary differences between the carrying amounts of assets and liabilities and their tax bases using the tax laws that have been enacted or substantively enacted by the reporting date. However, deferred tax is not provided on the initial recognition of an asset or liability unless the related transaction is a business combination or affects tax or accounting profit. In respect of taxable temporary difference associated with investment in subsidiaries, where the timing of reversal is controllable and are not probable to reverse in foreseeable future, a deferred tax liability is not recognized. Tax losses available to be carried forward and other income tax credits available to the Group are assessed for recognition as deferred tax assets.

Where current tax or deferred tax arises from the initial accounting for a business combination, the tax effect is included in the accounting for business combination.

Deferred tax liabilities are recognized for in full. Deferred tax assets are recognized to the extent that it is probable that they will be able to be utilized against future taxable income.

Deferred tax assets and liabilities are offset only when the Group has a right and intention to set off current tax assets and liabilities from the same taxation authority.

The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilized.

Other reserves
6.20	Other reserves

Other reserves consist of the following:

Share-based compensation reserve

Share-based compensation reserve relates to share options granted by the Group to its directors under its share option plan. Further information about share-based payments to directors is set out in Note 19.

Reserve available for sale financial assets

The reserve available for sale financial assets created by the Group represents the unrealized changes in the fair value of securities classified as available for sale financial assets.

Currency translation reserve

Translation differences arising on translation of foreign operations are recognized in other comprehensive income and included in a separate heading of "Currency translation reserve" within equity.

Cash flow hedging reserve

The cash flow hedging reserve represents the cumulative effective portion of gains or losses arising on changes in fair value of hedging instruments entered into for cash flow hedges. The cumulative gain or loss arising on changes in fair value of the hedging instruments that are recognized and accumulated under the heading of “Cash flow hedging reserve” are reclassified to profit or loss only when the hedged transaction affects the profit or loss.

Restructuring reserve

Restructuring reserve relates to reserve created during IPO (Note 2). This is a free reserve.

Post-employment benefits, short term and long term employee benefits and employee costs
6.21	Post-employment benefits, short term and long term employee benefits and employee costs

The Group provides post-employment benefits through defined contribution plans as well as defined benefit plans.

Defined contribution plan

A defined contribution plan is a plan under which APFPL pays fixed contributions into an independent fund administered by the Government of India (GOI). APFPL has no legal or constructive obligations to pay further contributions after its payment of the fixed contribution. The contributions recognized in respect of defined contribution plans are expensed in the period that relevant employee services are received. There are no other obligations other than the contribution payable to the fund. There are no other defined contribution plans in other entities of the Group.

Defined benefit plan

The defined benefit plan which includes gratuity benefit is sponsored by APFPL and it defines the amount of the benefit that an employee will receive on completion of services by reference to length of service and last drawn salary.

The liability recognized in the statement of financial position for defined benefit plans is the present value of the defined benefit obligation ("DBO") at the reporting date, together with adjustments for unrecognized actuarial gains or losses and past service costs.

Management estimates the present value of the DBO annually through valuations by an external actuary using the projected unit credit method. The present value of the defined benefit obligation is determined by discounting the estimated future cash outflows based on management's assumptions.

The estimate of its benefit obligations is based on standard rates of inflation and mortality. Discount rate is based upon the market yield available on government bonds at the reporting date with a term that matches that of the liabilities and the salary increase taking into account inflation, seniority, promotion and other relevant factors. Actuarial gains and losses are included in other comprehensive income.

There are no other defined benefit plans in other entities of the Group.

Short term employee benefits

Short term benefits comprise employee costs such as salaries, bonuses, and paid annual leave and sick leave that are accrued in the year in which the associated services are rendered by employees of the Group.

The liability in respect of compensated absences expected to be availed within one year from the reporting date are considered as short term benefits and are recognized at the undiscounted amount of estimated value of benefit expected to be availed by the Group’s employees.

Provisions and contingent liabilities
6.22	Provisions and contingent liabilities

Provisions

Provisions are recognized when present obligations as a result of a past event will probably lead to an outflow of economic resources from the Group and amounts can be estimated reliably. Timing or amount of the outflow may still be uncertain. A present obligation arises from the presence of a legal or constructive commitment that has resulted from past events. Provisions are not recognized for future operating losses. Provisions are measured at the estimated expenditure required to settle the present obligation, based on the most reliable evidence available at the reporting date, including the risks and uncertainties associated with the present obligation. Where there are a number of similar obligations, the likelihood that an outflow will be required in settlement is determined by considering the class of obligations as a whole. Provisions are discounted to their present values, where the time value of money is material. Any reimbursement that the Group can be virtually certain to collect from a third party with respect to the obligation is recognized as a separate asset. However, this asset may not exceed the amount of the related provision. All provisions are reviewed at each reporting date and adjusted to reflect the current best management’s estimate.

Contingent Liabilities

Where the possible outflow of economic resources as a result of present obligations is considered improbable or where the amount of the obligation cannot be determined reliably, no liability is recognized and such cases are disclosed as contingent liabilities.

Significant judgment and estimation uncertainty
6.23	Significant judgment and estimation uncertainty

When preparing the consolidated financial statements, management undertakes a number of judgments, estimates and assumptions about recognition and measurement of assets, liabilities, income and expenses. The actual results may differ from the judgments, estimates and assumptions made by management, and may be materially different from the estimated results. Information about significant judgments, estimates and assumptions that have the most significant effect on recognition and measurement of assets, liabilities, income and expenses are discussed below.

Significant management judgments regarding the following consolidated financial statement elements

Inventories

Interest expense amounting to $ 22,846,505 (March 31, 2017: $14,015,122) has been capitalized in inventory cost as of March 31, 2018 because paddy and rice are stored for a substantial period of time for natural ageing necessary to bring these inventories to their intended quality. However, the same has no impact on inventory valuation in Fiscal 2018, since the inventory has been valued at Net realizable value, which is lower than the cost.

Estimates

i.	Useful lives of depreciable assets

Management reviews the useful lives of depreciable assets at each reporting date based on the expected utility of the assets to the Group. Actual results, however, may vary due to technical obsolescence, particularly relating to plant and machinery equipment.

ii.	Impairment of goodwill

Determination of whether goodwill is impaired requires an estimation of the value in use of the cash-generating units to which goodwill has been allocated. The value in use calculation requires management to estimate the future cash flows expected to arise from the cash-generating unit and an appropriate discount rate in order to calculate the present value. Where actual future cash flows are less than expected, impairment loss may arise. The carrying amount of goodwill at March 31, 2018 was $ 1,568,607 (March 31, 2017: $1,386,322) and there is no impairment to be recognized during the year ended March 31, 2018.

iii.	Impairment of indefinite life intangible

Determination of whether the indefinite life intangible consisting of a brand is impaired requires an estimation of the recoverable amount of the brand. The recoverable amount has been measured using the relief from royalty method. The carrying amount of the indefinite life intangible assets at March 31, 2018 was $941,531 (March 31, 2017: $816,127) and there is no impairment to be recognized during the year ended March 31, 2018.